Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000000251 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000251 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000000251 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000000251 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000000251 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000000252 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000252 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000000252 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000000252 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000000252 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000000253 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000253 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000000253 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000000253 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000000253 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000223303 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223303 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000223303 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000223303 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000223303 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000223304 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223304 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000223304 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000223304 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000223304 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000000254 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000254 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000000254 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000000254 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000000254 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%